Consumer Loans, including One to Four Family Residential First and Seconds and Home Equity Lines, by Payment Activity (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Consumer Loans Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Total Consumer loans	$ 367,742	$ 338,016	$ 362,076
Real Estate - One to Four Family Residential
Consumer Loans Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Total Consumer loans	338,377	318,311	338,700
Real Estate - One to Four Family Residential | Closed End First And Seconds
Consumer Loans Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Total Consumer loans	240,805	218,472	239,002
Real Estate - One to Four Family Residential | Home Equity Line of Credit
Consumer Loans Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Total Consumer loans	97,572	99,839	99,698
Consumer Loan
Consumer Loans Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Total Consumer loans	15,125	16,782	20,173
Other
Consumer Loans Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Total Consumer loans	14,240	2,923	3,203
Performing
Consumer Loans Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Total Consumer loans	354,231	323,936	350,155
Performing | Real Estate - One to Four Family Residential
Consumer Loans Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Total Consumer loans	325,778	305,171	327,430
Performing | Real Estate - One to Four Family Residential | Closed End First And Seconds
Consumer Loans Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Total Consumer loans	228,954	205,860	229,087
Performing | Real Estate - One to Four Family Residential | Home Equity Line of Credit
Consumer Loans Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Total Consumer loans	96,824	99,311	98,343
Performing | Consumer Loan
Consumer Loans Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Total Consumer loans	14,678	16,314	20,010
Performing | Other
Consumer Loans Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Total Consumer loans	13,775	2,451	2,715
NonPerforming
Consumer Loans Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Total Consumer loans	13,511	14,080	11,921
NonPerforming | Real Estate - One to Four Family Residential
Consumer Loans Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Total Consumer loans	12,599	13,140	11,270
NonPerforming | Real Estate - One to Four Family Residential | Closed End First And Seconds
Consumer Loans Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Total Consumer loans	11,851	12,612	9,915
NonPerforming | Real Estate - One to Four Family Residential | Home Equity Line of Credit
Consumer Loans Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Total Consumer loans	748	528	1,355
NonPerforming | Consumer Loan
Consumer Loans Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Total Consumer loans	447	468	163
NonPerforming | Other
Consumer Loans Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Total Consumer loans	$ 465	$ 472	$ 488